Related parties (Detail 4) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Outstanding Balances For Related Party Transactions [Line Items]
Carrying value at the beginning of the year	SFr 472	SFr 476
Additions	82	4
Reductions	(3)	(8)
Carrying value at the end of the year	551	472
of which: unsecured loans	540	461
Other transactions with associates and joint ventures
Payments to associates and joint ventures for goods and services received	177	153
Fees received for services provided to associates and joint ventures	2	3
Commitments and contingent liabilities to associates and joint ventures	4	4
UBS AG
Outstanding Balances For Related Party Transactions [Line Items]
Carrying value at the beginning of the year	472	476
Additions	82	4
Reductions	(3)	(8)
Carrying value at the end of the year	551	472
of which: unsecured loans	540	461
Other transactions with associates and joint ventures
Payments to associates and joint ventures for goods and services received	177	153
Fees received for services provided to associates and joint ventures	2	3
Commitments and contingent liabilities to associates and joint ventures	SFr 4	SFr 4